Note 8 - Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Details of administrative expenses [text block]
	Year Ended December 31,
	2025	2024	2023
Compensation and benefits	$133,824	$131,653	$90,627
Legal and professional fees	48,364	21,466	11,528
Related party service fees	—	—	2,056
Total Administrative expenses	$182,188	$153,119	$104,211